Contracted concessional assets (Tables)	3 Months Ended
Mar. 31, 2021
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of March 31, 2021 and December 31, 2020 is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets under IAS 38	Property, plant and equipment under IAS 16	Balance as of March 31, 2021
	($ in thousands)
Contracted concessional assets cost	923,932	2,884	9,312,437	64,878	13,785	372,722	10,690,638
Amortization and impairment	(69,982)	-	(2,494,004)	(10,795)	(6,569)	(122,107)	(2,703,458)
Total	853,950	2,884	6,818,433	56,170	7,217	250,615	7,987,180

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets under IAS 38	Property, plant and equipment under IAS 16	Balance as of December 31, 2020
	($ in thousands)
Contracted concessional assets cost	936,837	2,941	9,467,309	66,230	13,800	336,920	10,824,037
Amortization and impairment	(87,689)	-	(2,442,520)	(10,060)	(6,111)	(122,240)	(2,668,619)
Total	849,149	2,941	7,024,789	56,170	7,689	214,680	8,155,418